OTHER CURRENT ASSETS (Schedule related to other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT ASSETS:
Prepaid expenses	$ 15,936	$ 14,604
Income tax receivable	4,158	5,113
Other	339	106
Other current assets	20,433	19,823
Prepaid expenses, deposits and advances to contractors	$ 8,600	$ 8,800